Intangible assets - Changes in intangible assets (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in intangible assets
Balance at the beginning	R$ 224,516,000	R$ 79,248,000	R$ 26,419,000
Addition	303,630,000	197,891,000	63,043,000
Write-offs	(47,898,000)	(13,463,000)
Business combination	1,300,000	8,000
Amortization or Impairment	(51,044,000)	(39,168,000)	(10,214,000)
Balance at the end	R$ 430,504,000	224,516,000	79,248,000
Number of projects that had significant additions	3
Right of use
Changes in intangible assets
Balance at the beginning		4,165,000	5,121,000
Addition			9,202,000
Amortization or Impairment			(10,158,000)
Balance at the end			4,165,000
Software
Changes in intangible assets
Balance at the beginning		3,993,000	199,000
Addition			3,850,000
Amortization or Impairment			(56,000)
Balance at the end			3,993,000
License of Use Software
Changes in intangible assets
Balance at the beginning	R$ 29,489,000	8,158,000
Addition	99,483,000	55,159,000
Write-offs	(40,435,000)	(1,561,000)
Transfer	(3,350,000)
Business combination		8,000
Amortization or Impairment	(38,037,000)	(32,275,000)
Balance at the end	47,150,000	29,489,000	8,158,000
Development costs
Changes in intangible assets
Balance at the beginning	69,144,000
Addition	3,903,000
Transfer	51,638,000	74,407,000
Amortization or Impairment	(9,268,000)	(5,263,000)
Balance at the end	115,417,000	69,144,000
Customer portfolio
Changes in intangible assets
Balance at the beginning	7,710,000
Addition	1,631,000	9,340,000
Amortization or Impairment	(3,739,000)	(1,630,000)
Balance at the end	5,602,000	7,710,000
Goodwill
Changes in intangible assets
Balance at the beginning	38,964,000
Addition	51,737,000	38,964,000
Business combination	1,000
Balance at the end	90,702,000	38,964,000
Intangible in progress
Changes in intangible assets
Balance at the beginning	79,209,000	71,090,000	21,099,000
Addition	146,876,000	94,428,000	49,991,000
Write-offs	(7,463,000)	(11,902,000)
Transfer	(48,288,000)	(74,407,000)
Business combination	1,299,000
Balance at the end	R$ 171,633,000	R$ 79,209,000	R$ 71,090,000